Taxation - Schedule of Deferred Tax Assets (Details) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets, net
Inventory write-down	$ 8,780	$ 4,121
Net operating loss carried forward	31,214	21,175
Total deferred tax assets	39,994	25,296
Valuation allowance	(37,563)	(25,296)
Deferred tax assets, net of valuation allowance	2,430
Deferred tax liability:
Unrealized exchange benefit	(1,732)	(73)
Total deferred tax liability	(1,732)	(73)
Net deferred tax (liability) assets	$ 698	$ (73)